Document and Entity Information	0 Months Ended
Aug. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jan. 26, 2015
Document Effective Date	Jan. 26, 2015
Prospectus Date	Jan. 26, 2015
Institutional Class Prospectus | Boston Partners Small Cap Value Fund II | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPSIX
Institutional Class Prospectus | Boston Partners All-Cap Value Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPAIX
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPLSX
Institutional Class Prospectus | Boston Partners Long/Short Research Fund | Institutional Class
Risk/Return:
Trading Symbol	BPIRX
Institutional Class Prospectus | WPG Partners Small/Micro Cap Value Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	WPGTX
Institutional Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BPGIX
Institutional Class Prospectus | Boston Partners Global Long/Short Fund | Institutional Class
Risk/Return:
Trading Symbol	BGLSX
Investor Class Prospectus | Boston Partners Small Cap Value Fund II | INVESTOR
Risk/Return:
Trading Symbol	BPSCX
Investor Class Prospectus | Boston Partners All-Cap Value Fund | INVESTOR
Risk/Return:
Trading Symbol	BPAVX
Investor Class Prospectus | Boston Partners Long/Short Equity Fund | INVESTOR
Risk/Return:
Trading Symbol	BPLEX
Investor Class Prospectus | Boston Partners Long/Short Research Fund | Investor Class
Risk/Return:
Trading Symbol	BPRRX
Investor Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BPGIX
Investor Class Prospectus | Boston Partners Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	BPGRX
Investor Class Prospectus | Boston Partners Global Long/Short Fund | Institutional Class
Risk/Return:
Trading Symbol	BGLSX
Investor Class Prospectus | Boston Partners Global Long/Short Fund | Investor Class
Risk/Return:
Trading Symbol	BGRSX